PIMCO RAE US Fund Expense Example - PIMCO RAE US Fund	Jun. 30, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	131
Expense Example, with Redemption, 5 Years	229
Expense Example, with Redemption, 10 Years	517
I-2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	163
Expense Example, with Redemption, 5 Years	284
Expense Example, with Redemption, 10 Years	640
I-3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	334
Expense Example, with Redemption, 10 Years	756
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	454
Expense Example, with Redemption, 3 Years	623
Expense Example, with Redemption, 5 Years	807
Expense Example, with Redemption, 10 Years	$ 1,338